Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ / shares in Units, $ in Millions						1 Months Ended
	Apr. 22, 2019 CNY (¥)	Apr. 22, 2019 USD ($) $ / shares	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 07, 2019 CNY (¥)	Apr. 30, 2019
Subsequent Event [Line Items]
Preferential tax rate						15.00%
Tax rate effective period						3 years
Special dividend (dollars per share) | $ / shares		$ 0.125
Special Dividend, amount paid in cash	¥ 260,200,000	$ 37.9
Beijing Chehejia Information Technology Co Ltd [Member]
Subsequent Event [Line Items]
Cash consideration | ¥					¥ 200,000,000
Beijing Chehejia Information Technology Co Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of purchase agreement acquired					2.00%
Shanghai Quanpin Automobile Sales Co Ltd [Member]
Subsequent Event [Line Items]
Percentage of purchase agreement acquired			100.00%	100.00%
Cash consideration			¥ 66,100,000	$ 9.6